New York Life Insurance Company 51 Madison Avenue New York, NY 10010 Tel: (212) 576-7856 E-Mail: mary_najem@newyorklife.com www.newyorklife.com
Mary Najem Associate General Counsel
VIA EDGAR
May 1, 2024
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:
New York Life Insurance and Annuity Corporation
NYLIAC Variable Universal Life Separate Account-I
File No. 033-64410 and 811-07798
Commissioners:
On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 39 on Form S-6 that was filed by the Registrant on April 11, 2024 (the “Amendment”); and (ii) the text of the Amendment was filed electronically on April 11, 2024.
If you have any questions regarding the foregoing, please contact the undersigned at phone number (212) 576-7856.
Very truly yours,
/s/ Mary Najem Mary Najem Associate General Counsel